WBI BullBear Yield 3000 ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 96.3%
	Capital Goods - 10.5%
38,819	BWX Technologies, Inc.	$2,185,898
5,612	Lockheed Martin Corp.	2,150,967
16,059	Toro Company	1,348,153

		5,685,018

	Commercial & Professional Services - 2.8%
4,592	Cintas Corp.	1,528,355

	Consumer Durables & Apparel - 13.5%
30,454	D.R. Horton, Inc.	2,303,236
149,771	Hanesbrands, Inc.	2,358,893
13,659	Lennar Corp.	1,115,667
33,771	PulteGroup, Inc.	1,563,260

		7,341,056

	Food & Staples Retailing - 4.3%
16,563	Walmart, Inc.	2,317,329

	Food, Beverage & Tobacco - 4.0%
18,815	J.M. Smucker Company	2,173,509

	Health Care Equipment & Services - 5.0%
28,131	AmerisourceBergen Corp.	2,726,457

	Insurance - 4.1%
18,350	Assurant, Inc.	2,226,039

	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
4,645	Amgen, Inc.	1,180,573
15,154	Merck & Company, Inc.	1,257,025
29,853	Pfizer, Inc.	1,095,605

		3,533,203

	Retailing - 13.4%
24,272	Best Buy Company, Inc.	2,701,231
10,282	Dollar General Corporation	2,155,313
7,063	Lowe’s Companies, Inc.	1,171,469
7,731	Target Corp.	1,217,014

		7,245,027

	Software & Services - 8.3%
4,446	Adobe Systems, Inc.*	2,180,452
1,186	Shopify, Inc. (c)*+	1,213,242
5,537	Visa, Inc. - Class A +	1,107,234

		4,500,928

	Technology Hardware & Equipment - 9.3%
128,027	HP, Inc.	2,431,233
53,394	Seagate Technology PLC (c)+	2,630,722

		5,061,955

	Transportation - 6.2%
5,902	Union Pacific Corp.	1,161,927
13,339	United Parcel Service, Inc. - Class B	2,222,677

		3,384,604

	Utilities - 8.4%
70,017	UGI Corp.	2,309,161
118,399	Vistra Corp.	2,233,005

		4,542,166

	TOTAL COMMON STOCKS (Cost $51,885,566)	52,265,646

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 21.2%
11,530,454	U.S. Bank Money Market Deposit Account, 0.02%	11,530,454

	TOTAL SHORT TERM INVESTMENTS (Cost $11,530,454)	11,530,454

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.0%
3,795,160	Mount Vernon Liquid Assets Portfolio, LLC, 0.19% (a)(b)	3,795,160

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,795,160)	3,795,160

	TOTAL INVESTMENTS - 124.5% (Cost $67,211,180)	67,591,260
	Liabilities in Excess of Other Assets - (24.5)%	(13,312,699)

	NET ASSETS - 100.0%	$54,278,561

*	Non-income producing security.
+	All or portion of this security is on loan as of September 30, 2020. Total value of securities on loan is $3,712,484.

PLC	Public Limited Company

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2020.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland 4.85%, Canada: 2.24%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.